Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,
Description	2021	2020

Maintenance parts and materials	597,204	442,161
Flight attendance and uniforms	13,655	9,579
Provision for obsolescence of inventories	(38,935)	(49,153)
Total net	571,924	402,587

Schedule of Provision losses on inventories

	December 31,
Description	2021	2020

Balances at the beginning of the year	(49,153)	(33,727)
Additions	(10,681)	(16,438)
Write-offs	2,566	1,012
Reversal of impairment	18,333	—
Balances at the end of year	(38,935)	(49,153)